Goodwill and Core Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Core Deposits
Schedule of changes in the carrying amount of goodwill

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021 (in thousands):

	2022	2021
Balance beginning of year	$682	$682
Additions from acquisition	—	—
Balance, end of year	$682	$682

Schedule of intangible assets

Intangible assets in the consolidated balance sheets at December 31, 2022 and 2021 were as follows (in thousands):

	2022			2021
	Gross			Gross
	Intangible	Accumulated	Net Intangible	Intangible	Accumulated	Net Intangible
	Assets	Amortization	Assets	Assets	Amortization	Assets
Core deposit intangibles	$1,041	$631	$410	$1,041	$481	$560

Schedule of estimated aggregate future amortization expense for each of the next four years for intangible assets remaining

The estimated aggregate future amortization expense for each of the next five years for intangible assets remaining as of December 31, 2022 is as follows (in thousands):

2023	$150
2024	150
2025	110